GENERAL: (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 10, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Accumulated deficit		$ (110,676)		$ (90,515)
Proceeds from issuance of shares net		$ 35,029	$ 9,525
Ordinary Shares [Member] | Underwritten Public Offering [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares net	$ 35,029
Share issue related costs	$ 2,500